Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Windsor Fund - Investor Shares | Vanguard Windsor Fund
Expense Example, No Redemption:
1 YEAR	$ 40
3 YEAR	125
5 YEAR	219
10 YEAR	493
Vanguard Windsor II Fund - Investor Shares | Vanguard Windsor II Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Windsor II Fund - Admiral Shares | Vanguard Windsor II Fund
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343
Vanguard Windsor Fund - Admiral Shares | Vanguard Windsor Fund
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	$ 368